PROPERTY, PLANT AND EQUIPMENT	12 Months Ended
Dec. 31, 2018
PROPERTY, PLANT AND EQUIPMENT [Abstract]
PROPERTY, PLANT AND EQUIPMENT

7.  PROPERTY, PLANT AND EQUIPMENT

As at	December 31, 2018			December 31, 2017
	Cost	Accumulated amortization	Net book value	Cost	Accumulated amortization	Net book value
Utilities	$7,090.5	$(89.7)	$7,000.8	$2,245.4	$(226.1)	2,019.3
Midstream	3,178.2	(845.7)	2,332.5	2,801.4	(636.3)	$2,165.1
Power	4,633.9	(1,858.3)	2,775.6	2,874.8	(392.3)	2,482.5
Corporate	49.4	(39.1)	10.3	65.9	(37.7)	28.2
Reclassified to assets held for sale (note 5)	(2,999.3)	1,809.7	(1,189.6)	(16.7)	11.4	(5.3)
	$11,952.7	$(1,023.1)	$10,929.6	$7,970.8	$(1,281.0)	$6,689.8

Interest capitalized on long-term capital construction projects for the year ended December 31, 2018 was $12.6 million (2017 - $10.8 million).

As at December 31, 2018, the Corporation had approximately $872.7 million (December 31, 2017 - $269.5 million) of capital projects under construction that were not yet subject to amortization.

Depreciation expense related to property, plant and equipment (including assets under capital leases) for the year ended December 31, 2018 was $324.3 million (2017 - $239.7 million).